Short-Term and Long-Term Debt (Composition of Short-Term Debt and Weighted Average Contract Interest Rate on Short-Term Debt) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2024	Mar. 31, 2023
Short-term Debt [Line Items]
Short-term debt	¥ 574,095	¥ 508,796
Weighted average rate	3.10%	3.40%
Secured borrowings on securities lending transactions [Member]
Short-term Debt [Line Items]
Short-term debt	¥ 120,116
Weighted average rate	1.10%
Unsecured bonds [Member]
Short-term Debt [Line Items]
Short-term debt	¥ 1,122
Weighted average rate	4.70%
Payables Under Securitized Loan Receivables And Investment In Securities [Member]
Short-term Debt [Line Items]
Short-term debt	¥ 2,186
Weighted average rate	4.00%
Japan | Bank Borrowings
Short-term Debt [Line Items]
Short-term debt	¥ 139,450	¥ 145,768
Weighted average rate	0.70%	1.80%
Japan | Commercial Paper
Short-term Debt [Line Items]
Short-term debt	¥ 7,998	¥ 42,997
Weighted average rate	0.10%	0.10%
Overseas | Bank Borrowings
Short-term Debt [Line Items]
Short-term debt	¥ 297,372	¥ 318,519
Weighted average rate	5.00%	4.50%
Overseas | Commercial Paper
Short-term Debt [Line Items]
Short-term debt	¥ 5,851	¥ 1,512
Weighted average rate	2.70%	4.10%